Income Taxes (Reconciliation Between Effective Tax Rate and Federal Statutory Rate) (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule Of Effective Income Tax Rate Reconciliation [Line Items]
Federal statutory rate	35.00%	34.00%	34.00%
States taxes, net of federal benefit	0.00%	4.00%	4.00%
Foreign rate differential	(8.00%)
Permanent items-change in contingent consideration	(1.00%)	(1.00%)	(11.00%)
Research and development credits	1.00%
Valuation allowance	(27.00%)	(30.00%)
Total effective tax rate and statutory rate		7.00%	26.00%